Financial Debts	6 Months Ended
Dec. 31, 2024
Financial Debts [Abstract]
Financial Debts

Note 17. Financial Debts

	As of December 31, 2024	As of June 30, 2024
Financial debt denominated in US Dollars (i)	18,498,479	10,940,000
Financial debt denominated in Argentinian Pesos	873,574	763,708
Total Financial Debt - Non-Current	$19,372,053	$11,703,708

	As of December 31, 2024	As of June 30, 2024
Financial debt denominated in US Dollars	2,019,993	1,768,715
Financial debt denominated in Argentinian Pesos	345,901	786,968
Total Financial Debt - Current	$2,365,894	$2,555,683

(i)	On September 17, 2024, Moolec Science issued convertible notes to BIOX in exchange for the non-current accounts payable related to the purchase of HB4 soybean equivalent to $6.6 million. The convertible note has a term of three years with an early conversion option. If the early conversion option is exercised, Moolec Science will have the option to pay the outstanding amount at that date using shares, cash or a combination of both. The interest rate of the note will be calculated on a quarterly basis, and will be 10% of the actual delivery value divided the total amount of the note. The interest will be payable annually in cash in arrears on anniversary of the date of the notes and on the maturity date, however the Company will have the option at each payment date to capitalize the interest accrued.